SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 7 – SHAREHOLDERS’ EQUITY

Common Stock

The Company has been authorized to issue 150,000,000 shares of common stock, $.001 par value.  Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

During the three months ended March 31, 2017, the Company issued 347,646 shares of its restricted common stock as follows:

1)	10,000 shares to each director for services rendered for fiscal year 2016 and 10,000 shares for services to be rendered for fiscal year 2017, total 60,000 shares, valued at $99,000;

2)	17,646 shares to a consultant for investors relations services, valued at $30,000;

3)	50,000 shares to the Company’s SEC legal counsel for services performed, valued at $82,500;

4)	10,000 shares to an employee for services performed, valued at $12,800;

5)	110,000 shares to an investor and its affiliate as offering costs, valued at $184,800; and

6)	50,000 shares to a director as broker commission for the convertible note and equity purchase agreement transactions.

7)	100,000 shares issued as debt issuance cost to CEO for related party advances, valued at $182,000.

Warrants and Options

At March 31, 2017, 75,000 options were outstanding and no warrants were outstanding. The Company did not issue any common stock purchase warrants or options during the three months ended March 31, 2017 and 2016.

Equity Purchase Agreement

During the three months ended March 31, 2017, the Company entered into an equity purchase agreement (“agreement”) with an investor whereby the investor will purchase up to $5,000,000 of the Company’s common stock over a period of 24 months from the effective date of the Company’s proposed Registration Statement. The investor will purchase the Company’s common stock at a 10% discount. The Company was required to issue to the investor, and its affiliate, 110,000 shares of its common stock as commitment fee. These shares are valued at $184,800 at the commitment date and are recorded as deferred offering costs on the Company’s consolidated balance sheets. These costs will offset any proceeds to be received in the future from the expected sale of common stock.

The Company’s board of directors approved issuance of 50,000 shares of the Company’s common stock to a director for his service as a broker of the transaction. The Company determined that 34,000 shares of the total number of shares approved for issuance represent non-cash offering costs directly related the sale of the Company’s common stock to this investor. These shares are valued at $56,100 on commitment date are recorded as deferred offering costs on the Company’s consolidated balance sheets. These costs will offset any proceeds to be received in the future from the expected sale of common stock.

Restricted Stock Awards to Key Employees

During the three months ended March 31, 2017, the board of directors approved issuance of 100,000 shares of the Company’s restricted common stock to each of its three key employees. As of the date of the issuance of the financial statements, only one key employee accepted the award. The award for this employee is effective retroactively on January 1, 2017 and is subject to a four-year vesting requirement. The shares are issued as the vesting restriction lapses. The Company valued these shares at fair value on commitment date which is the date on which the employee accepted the award and recorded stock based compensation expense over the requisite service period which is four years. Expense for this award for the three months ended March 31, 2017 was $11,733.

NOTE 9 - STOCKHOLDERS’ EQUITY

Common Stock

The Company has been authorized to issue 150,000,000 shares of common stock, $.001 par value.  Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

During the year ended December 31, 2016 the Company issued 3,976,410 new restricted shares of its common stock as follows:

(i.)   6,466 shares were issued to a consultant to provide institutional funding services valued at $14,955. No additional service was performed after this issuance;

(ii.)  15,846 shares were issued for advisory services performed in December 2016, valued at $30,000. The agreement provides for issuance of additional shares, priced at the 3-day closing average of the Company’s common stock, each month thereafter, for services performed through May 5, 2017;

(iii.) 2,474,850 shares were issued to the MariJ shareholders in the acquisition transaction of January 15, 2016;

(iv.) 130,000 shares were issued to directors as subscriptions for new purchased shares for $65,000 at $0.50 per share;

(v.) 15,000 shares were issued from exercise of common stock purchase options at $0.01 per share; and

(vi.) 1,200,000 shares were issued to a related party to settle $600,000 of working capital advances at $0.50 per share;

(vii.) 132,248 shares were issued to the former CEO valued at $238,000 as severance compensation; and

(viii.) 2,000 shares were issued for services performed by an independent consultant valued at $3,620.

During the year ended December 31, 2015, the Company issued 146,950 shares of its common stock as follows:

(i)    127,200 shares were issued for cash proceeds of $780,600; and

(ii)   19,750 shares were issued for services valued at $197,500.

Warrants and Options

At its meeting of directors on February 1, 2007, the Company’s board of directors approved the Acacia Automotive, Inc. 2007 Stock Incentive Plan1 (the “Plan”), which was approved by our stockholders on November 2, 2007, reserving 1,000,000 shares to be issued there under in the form of common stock or common stock purchase options.  On July 26, 2012, our shareholders voted to update and extend the Acacia Automotive, Inc. 2007 Stock Incentive Plan, renaming it the Acacia Diversified Holdings, Inc. 2012 Stock Incentive Plan. Warrants, which may be included as equity compensation of used in other manners, are not a component of the Plan. On June 29, 2015 shareholders holding a majority of the shares of the Company voted to discontinue the Company’s stock incentive plans. At December 31, 2016, 75,000 options still remained outstanding.

The Company did not issue any common stock purchase warrants or options during the years ended December 31, 2016 and 2015. The following tables represent stock options and warrants activities for the years ended December 31, 2016 and 2015.

Stock Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	90,000	$0.34	4.10	$3,150
Granted	-
Exercised	-
Forfeited or cancelled	-
Outstanding at December 31, 2015	90,000	$0.34	3.10	$10,350
Granted	-
Exercised	(15,000)	$0.01
Forfeited or cancelled	-
Outstanding at December 31, 2016	75,000	$0.41	2.71	$82,000
Exercisable at December 31, 2016*	75,000	$0.41	2.71	$82,000

* Of the 75,000 options still active as of December 31, 2016: (i) 10,000 expire at 11-2-2017; (ii) 15,000 expire at 12-31-2018; (iii) 30,000 expire at 11-6-2019; and, (iv) 20,000 expire at 12-23-2020.

Stock Warrants

At December 31, 2016 and 2015, there were 0 and 1,000,000, respective, outstanding and exercisable stock purchase warrants with a weighted average exercise price of $0 and $3.00, respectively.  The following summarizes the warrant activities during the years ended December 31, 2016 and 2015:

	2016		2015
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of the year	1,000,000	$3.00	1,326,250	$2.64
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
Expired	1,000,000	$3.00	326,500	$1.31
Outstanding at end of year	-	$-	1,000,000	$3.00
Exercisable at end of year	-	$-	1,000,000	$3.00